SELLING AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Selling and Administrative Expenses

	2023	2022	2021
Managers and directors’ compensation fees	2,804,523	3,017,529	2,822,191
Fees and compensation for services	3,311,630	2,571,901	2,249,637
Salaries, wages, and social security contributions	9,665,392	9,768,778	8,723,883
Transport and traveling expenses	522,432	502,604	204,903
Data processing	1,390,817	975,828	1,126,570
Advertising expenses	2,127,755	1,808,897	1,891,998
Taxes, duties, contributions, and commissions	8,328,934	9,456,135	9,577,426
Depreciation and amortization	2,014,873	2,522,764	2,255,476
Preservation and maintenance	119,311	67,574	87,347
Communications	211,827	302,606	256,354
Leases	150,090	121,814	155,754
Employee benefits	550,638	294,747	325,978
Water, natural gas, and energy services	18,519	16,152	22,767
Freight	4,688,096	5,725,645	5,890,705
Insurance	1,733,962	963,228	883,015
Allowance for doubtful accounts	109,601	85,119	1,191,265
Security	94,717	87,740	80,928
Others	822,599	669,851	643,888
Total	38,665,716	38,958,912	38,390,085